Derivatives and Hedging Activities (Details) € in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 EUR (€)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 95,300		€ 54,000
Unrealized Gain (Loss) on Derivatives	$ 1,700	$ 2,500
Derivative, Contract Term	9 months
Conversion To NISMember
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 22,900